N-6	Jun. 24, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Jun. 24, 2025
Amendment Flag	false
Nationwide Accumulator IVUL - Series H
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 26, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I

Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITStrategicIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
Nationwide Marathon VUL Ultra
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 26, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I

Nationwide Marathon VUL Ultra | NationwideVariableInsuranceTrustNVITStrategicIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
Nationwide Protector IVUL - Series H
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 26, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I

Nationwide Protector IVUL - Series H | NationwideVariableInsuranceTrustNVITStrategicIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
Nationwide Accumulator IVUL
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 26, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I

Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITStrategicIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
Nationwide Advisory VUL
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 26, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I

Nationwide Advisory VUL | NationwideVariableInsuranceTrustNVITStrategicIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
Nationwide Protector IVUL
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 26, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I

Nationwide Protector IVUL | NationwideVariableInsuranceTrustNVITStrategicIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I